                          TRAVELERS INSURANCE COMPANY
             THE TRAVELERS FUND UL III FOR VARIABLE LIFE INSURANCE

               SUPPLEMENT DATED MARCH 1, 2006 TO THE PROSPECTUS
                     DATED MAY 2, 2005 (AS SUPPLEMENTED):

               TRAVELERS LIFE & ANNUITY CORPORATE SELECT POLICY

Effective March 1, 2006, the following information supplements, and to the extent inconsistent therewith, replaces the information contained in the variable life policy prospectus listed above. Please retain this supplement and keep it with your prospectus for future reference.

UNDERLYING FUND FEES AND EXPENSES

The information in the table below replaces the disclosure regarding the Smith Barney Large Capitalization Growth Portfolio of the Travelers Series Fund, Inc. contained in the sub-section of the prospectus titled "Underlying Fund Fees and Expenses." The figures in the table are for the fiscal year ended October 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. For more complete information on these fees and expenses, please refer to the prospectus for the portfolio.

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                             DISTRIBUTION
                                                AND/OR               TOTAL   CONTRACTUAL FEE NET TOTAL
                                               SERVICE              ANNUAL       WAIVER       ANNUAL
                                  MANAGEMENT   (12B-1)     OTHER   OPERATING AND/OR EXPENSE  OPERATING
UNDERLYING FUND:                     FEE         FEES     EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES
----------------                  ---------- ------------ -------- --------- --------------- ---------
TRAVELERS SERIES FUND, INC.
Smith Barney Large Capitalization
  Growth Portfolio...............    0.75%        --        0.04%    0.79%         --          0.79%

L-24614

February, 2006